CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Issued capital [member]	Capital reserve [member]	Net Income Reserves [Member]	Retained earnings [member]	Carrying Value Adjustments [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	R$ 57,899.1	R$ 54,985.6	R$ 25,920.0		R$ (64,989.0)	R$ 73,815.7	R$ 1,335.5	R$ 75,151.2
IfrsStatementLineItems [Line Items]
Net Income				12,671.0		12,671.0	451.6	13,122.6
Gains/(losses) on the translation of foreign operations					2,449.7	2,449.7	108.3	2,558.0
Cash flow hedges					480.8	480.8	0.5	481.3
Actuarial gains/(losses)					341.8	341.8	(1.8)	340.0
Total comprehensive income				12,671.0	3,272.3	15,943.3	558.6	16,501.9
Capital increase (Note 22)	143.4	(134.4)				9.0		9.0
Effect of application of IAS 29 (hyperinflation)				2,063.7		2,063.7	21.4	2,085.1
Options granted on subsidiaries					(1.9)	(1.9)		(1.9)
Gains/(losses) of controlling interest					(46.2)	(46.2)	8.6	(37.6)
Tax on deemed dividends					(1.7)	(1.7)		(1.7)
Dividends paid				(2,099.5)		(2,099.5)	(549.5)	(2,649.0)
Interest on shareholder´s equity				(7,400.1)		(7,400.1)		(7,400.1)
Purchases of shares, results from treasury shares and share-based payments		336.0				336.0		336.0
Prescribed/(complementary) dividends				24.7		24.7		24.7
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)				11.8	(11.8)
Fiscal incentive reserve			1,423.5	(1,423.5)
Investments reserve			3,848.1	(3,848.1)
Ending balance, value at Dec. 31, 2021	58,042.5	55,187.2	31,191.6		(61,778.3)	82,643.0	1,374.6	84,017.6
IfrsStatementLineItems [Line Items]
Net Income				14,457.9		14,457.9	433.3	14,891.2
Gains/(losses) on the translation of foreign operations					(6,772.2)	(6,772.2)	(91.0)	(6,863.2)
Cash flow hedges					(316.7)	(316.7)	(2.0)	(318.7)
Actuarial gains/(losses)					466.5	466.5	4.2	470.7
Total comprehensive income				14,457.9	(6,622.4)	7,835.5	344.5	8,180.0
Capital increase (Note 22)	88.0	(64.3)				23.7		23.7
Effect of application of IAS 29 (hyperinflation)				3,224.5		3,224.5	9.2	3,233.7
Gains/(losses) of controlling interest					(2.8)	(2.8)	(0.3)	(3.1)
Tax on deemed dividends					(6.2)	(6.2)		(6.2)
Dividends paid							(357.4)	(357.4)
Interest on shareholder´s equity				(11,999.8)		(11,999.8)		(11,999.8)
Purchases of shares, results from treasury shares and share-based payments		216.8				216.8	1.6	218.4
Prescribed/(complementary) dividends				20.9		20.9		20.9
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)				11.8	(11.8)
Fiscal incentive reserve			2,018.6	(2,018.6)
Investments reserve			3,696.7	(3,696.7)
Ending balance, value at Dec. 31, 2022	58,130.5	55,339.7	36,906.9		(68,421.5)	81,955.6	1,372.2	83,327.8
IfrsStatementLineItems [Line Items]
Net Income				14,501.9		14,501.9	458.5	14,960.4
Gains/(losses) on the translation of foreign operations					(9,212.4)	(9,212.4)	(122.0)	(9,334.4)
Cash flow hedges					(210.8)	(210.8)	(1.3)	(212.1)
Actuarial gains/(losses)					(13.2)	(13.2)	0.7	(12.5)
Total comprehensive income				14,501.9	(9,436.4)	5,065.5	335.9	5,401.4
Capital increase (Note 22)	47.4	(32.9)				14.5		14.5
Effect of application of IAS 29 (hyperinflation)				3,269.4		3,269.4	8.5	3,277.9
Options granted on subsidiaries					6.7	6.7		6.7
Gains/(losses) of controlling interest					(2.6)	(2.6)		(2.6)
Tax on deemed dividends					(12.4)	(12.4)		(12.4)
Dividends paid							(543.9)	(543.9)
Interest on shareholder´s equity				(11,500.2)		(11,500.2)		(11,500.2)
Purchases of shares, results from treasury shares and share-based payments		172.8				172.8	1.8	174.6
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)				11.8	(11.8)
Fiscal incentive reserve			2,552.7	(2,552.7)
Investments reserve			3,730.2	(3,730.2)
Ending balance, value at Dec. 31, 2023	R$ 58,177.9	R$ 55,479.6	R$ 43,189.8		R$ (77,878.0)	R$ 78,969.3	R$ 1,174.5	R$ 80,143.8